INTANGIBLE ASSETS	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets Disclosure [Text Block]

NOTE 6 — INTANGIBLE ASSETS

Intangible assets consist of the following:
	Software Development Costs		Patents & Licenses
	Costs	A.A.	Cost	A.A.	Total
Balance as of December 31, 2013	$14,788,000	$(2,574,000)	$12,275,000	$(6,293,000)	$18,196,000
Additions	462,000	—	103,000	—	565,000
Amortization	—	(1,460,000)	—	(333,000)	(1,793,000)
Balance as of June 30, 2014	$15,250,000	$(4,034,000)	$12,378,000	$(6,626,000)	$16,968,000

Amortization of intangible assets amounted to $1,793,000 and $693,000 for the six months ended June 30, 2014 and 2013, respectively. The total cost basis of intangible assets at June 30, 2014 was $27.6 million which consists of $26.9 million of costs that are subject to amortization and $0.7 million of assets that are not subject to amortization.

Software Development Costs

At June 30, 2014 the Company has capitalized a total of $15.3 million of software development costs. Included in the capitalized costs is $0.6 million of costs associated with enhancement of the xMax cognitive radio products. These costs are not being amortized considering that the enhancement is not yet incorporated in products and available for sale. During the six months ended June 30, 2014 and 2013, the Company recognized amortization of software development costs available for sale of $1.5 million and $0.4 million, respectively.

Patents & Licenses

At June 30, 2014 the Company has capitalized a total of $12.4 million of patents & licenses. Included in the capitalized costs is $12.3 million of costs associated with patents and licenses that have been filed. Also included in the capitalized costs is $0.1 million of costs associated with provisional patents and pending applications which have not yet been filed. The Company amortizes patents and licenses that have been filed over their useful lives which range between 18.5 to 20 years. The costs of provisional patents and pending applications is not amortized until the patent is filed and is reviewed each reporting period to determine if it is likely that the patent will be successfully filed. The Company recognized $0.3 million of amortization expense related to patents and licenses for the six months ended June 30, 2014 and 2013.
Estimated amortization expense for the twelve-month periods ended June 30 as follows:
2015	$3,593,000
2016	3,481,000
2017	3,068,000
2018	3,030,000
2019 and thereafter	3,083,000
$16,255,000

7 — INTANGIBLE ASSETS

Intangible assets consist of the following:

	Software Development Costs		Patents & Licenses
	Cost	A.A.	Cost	A.A.	Total
Balance as of December 31, 2011	$7,975,000	$(479,000)	$12,051,000	$(5,010,000)	$14,537,000
Additions	4,251,000	—	239,000	—	4,490,000
Impairments	—	—	(18,000)	—	(18,000)
Amortization	—	(782,000)	—	(619,000)	(1,401,000)
Balance as of December 31, 2012	$12,226,000	$(1,261,000)	$12,272,000	$(5,629,000)	$17,608,000
Additions	2,562,000	—	39,000	—	2,601,000
Impairments	—	—	(36,000)	—	(36,000)
Amortization	—	(1,313,000)	—	(664,000)	(1,977,000)
Balance as of December 31, 2013	$14,788,000	$(2,574,000)	$12,275,000	$(6,293,000)	$18,196,000
Amortization of intangible assets amounted to $1,977,000 and $1,401,000 for 2013 and 2012, respectively. The total cost basis of intangible assets at December 31, 2013 was $27.1 million which consists of $26.8 million of costs that are subject to amortization at December 31, 2013 and $0.3 million of assets that are not subject to amortization at December 31, 2013.

Software Development Costs:

At December 31, 2013 the Company has capitalized a total of $14.8 million of software development costs. On September 26, 2013, the Company received the last remaining certification from the FCC needed for the xMax cognitive radio products. The xMax cognitive radio products include the xAP, xMod, xVM and xMSC. Beginning on September 30, 2013, Management determined that the xMax cognitive radio products were available for sale and these products will be amortized on a straight line basis over an estimated life of five years. The Company recognized amortization of software development costs available for sale of $1.3 million and $0.8 million in 2013 and 2012. Since October 1, 2013, the Company has been focusing on the enhancement of the xMax cognitive radio products. These costs are not being amortized considering that the enhancement is yet incorporated in products and available for sale.

Patents & Licenses:

At December 31, 2013 the Company has capitalized a total of $12.3 million of patents & licenses. Included in the capitalized costs is $12.2 million of costs associated with patents and licenses that have been filed. Also included in the capitalized costs is $0.1 million of costs associated with provisional patents and pending applications which have not yet been filed.
The Company amortizes patents and licenses that have been filed over their useful lives which range between 18.5 to 20 years. The costs of provisional patents and pending applications is not amortized until the patent is filed and is reviewed each reporting period to determine if it is likely that the patent will be successfully filed. The Company recognized $0.7 million of amortization expense related to patents and licenses in each of the years ended December 31, 2013 and 2012.
Estimated amortization expense for the succeeding five years is as follows:

2014	$3,590,000
2015	3,590,000
2016	3,127,000
2017	2,809,000
2018 and thereafter	4,840,000
$17,956,000